Note 3 - Loans and Allowance for Loan Losses (Detail) - Risk category of commercial loans by class of loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial real estate:
Commercial Loans	$ 232,249	$ 252,655
Pass [Member] | Owner Occupied [Member]
Commercial real estate:
Commercial Loans	87,614	103,743
Pass [Member] | Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	39,627	30,375
Pass [Member] | Construction [Member]
Commercial real estate:
Commercial Loans	16,276	19,519
Pass [Member] | Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	47,226	36,633
Pass [Member]
Commercial real estate:
Commercial Loans	190,743	190,270
Criticized [Member] | Owner Occupied [Member]
Commercial real estate:
Commercial Loans	14,057	15,030
Criticized [Member] | Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	2,171	12,815
Criticized [Member] | Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	4,793	3,250
Criticized [Member]
Commercial real estate:
Commercial Loans	21,021	31,095
Classified [Member] | Owner Occupied [Member]
Commercial real estate:
Commercial Loans	3,171	10,591
Classified [Member] | Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	10,994	13,430
Classified [Member] | Construction [Member]
Commercial real estate:
Commercial Loans	1,100	1,952
Classified [Member] | Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	5,220	5,317
Classified [Member]
Commercial real estate:
Commercial Loans	20,485	31,290
Owner Occupied [Member]
Commercial real estate:
Commercial Loans	104,842	129,364
Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	52,792	56,620
Construction [Member]
Commercial real estate:
Commercial Loans	17,376	21,471
Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	$ 57,239	$ 45,200